Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 236,870,759	$ 244,632,721	$ 153,123,207
Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	177,268,516	196,593,811	$ 127,011,105
Chile Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	53,394,431	53,641,612
Chile Segment [Member] | Embotelladoras Chilenas Unidas Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	33,431,759	34,177,235
Chile Segment [Member] | Manantial Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,166,000	1,166,000
Chile Segment [Member] | Compania Pisquera De Chile S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,363,782	1,363,782
Chile Segment [Member] | D And D Sp A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,962,891	1,962,891
Chile Segment [Member] | Compania Cerveceria Kunstmann Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	14,166,999	14,166,999
Chile Segment [Member] | Cerveza Guayacan Sp A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,303,000
Chile Segment [Member] | Cervecera Guayacan Spa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total		804,705
International Business Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	103,902,517	122,944,916
International Business Segment [Member] | Ccu Argentina Sa And Subsidiaries [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	91,610,697	108,477,721
International Business Segment [Member] | Marzurel Sa Coralina Sa And Milotur Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	2,873,671	2,796,692
International Business Segment [Member] | Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	4,208,426	3,859,274
International Business Segment [Member] | Bebidas Bolivianas B B O S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	5,209,723	7,811,229
Wines Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	19,971,568	20,007,283
Wines Segment [Member] | Vina San Pedro Tarapaca S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	$ 19,971,568	$ 20,007,283